Institutional Class [Member] Expense Example - Institutional Class [Member] - Harding Loevner Frontier Emerging Markets Portfolio - Institutional Class	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	$ 1,691